UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23c-3

Amendment No. 1 to Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number	Date of Notification

	811-23380	July 28, 2021

2.	Exact name of investment company as specified in registration statement:

BlackRock Credit Strategies Fund

3.	Address of principal executive office: (number, street, city, state, zip code)

100 Bellevue Parkway Wilmington, DE 19809

4.	Check one of the following:

A.	☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐ The notification pertains to periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Janey Ahn
Name: Janey Ahn
Title: Secretary

** This Amendment pursuant to Rule 23c-3 is being filed solely to notify shareholders of an extension of the Repurchase Request Deadline **

BlackRock Credit Strategies Fund

SHAREHOLDER REPURCHASE OFFER NOTICE – DEADLINE EXTENSION

This notice is to inform you of a deadline extension for the Fund’s current repurchase offer. If you are not interested in selling your shares at this time, please disregard this notice.

July 28, 2021

Dear Shareholder:

We are writing to notify you of an extension of the Repurchase Request Deadline for the Fund’s outstanding quarterly repurchase offer (the “Offer”), as described in the Shareholder Repurchase Offer Notice and Repurchase Offer Statement, each dated July 9, 2021. Capitalized terms used herein but not otherwise defined have the meanings ascribed to them in the Shareholder Repurchase Offer Notice and Repurchase Offer Statement.

The Fund has determined to extend the Repurchase Request Deadline from the close of the New York Stock Exchange (which is normally at 4:00 p.m., Eastern Time, but may be earlier on certain days) on August 10, 2021 to the close of the New York Stock Exchange on August 20, 2021. As a result of the extension of the Repurchase Request Deadline, the Fund anticipates that the NAV per Share for the Offer will be determined as of the close of the New York Stock Exchange on August 20, 2021, the same date as the Repurchase Request Deadline. You may withdraw or change your repurchase request at any point before the Repurchase Request Deadline.

All other aspects of the Offer, as described in the Repurchase Offer Statement, dated July 9, 2021, and accompanying Repurchase Request Form (in the case of direct shareholders) remain the same. If you are not interested in selling your Shares at this time, no action is necessary.

If you have any questions, please refer to the Repurchase Offer Statement and accompanying Repurchase Request Form (in the case of direct shareholders) or contact your broker or financial adviser, or in the case of direct shareholders, the Fund.

Sincerely,

BlackRock Credit Strategies Fund

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